Share capital and reserves (Disclosure of number and weighted average remaining contractual life of outstanding share options) (Details)	12 Months Ended
	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	2,330,500	2,050,000	1,300,000
Weighted average exercise price of options outstanding | $ / shares	$ 1.34	$ 1.20	$ 1.03
Weighted average remaining contractual life of options outstanding	1 year 10 months 2 days
Number of options Outstanding and exercisable	2,330,500
Weighted average remaining contractual life of options exercisable	1 year 10 months 2 days
Stock option 1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	275,000
Weighted average exercise price of options outstanding | $ / shares	$ 1.10
Weighted average remaining contractual life of options outstanding	1 year 3 months 10 days
Number of options Outstanding and exercisable	275,000
Weighted average exercise price of options exercisable | $ / shares	$ 1.10
Weighted average remaining contractual life of options exercisable	1 year 3 months 10 days
Stock option 2 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	250,000
Weighted average exercise price of options outstanding | $ / shares	$ 1.20
Weighted average remaining contractual life of options outstanding	7 months 20 days
Number of options Outstanding and exercisable	250,000
Weighted average exercise price of options exercisable | $ / shares	$ 1.20
Weighted average remaining contractual life of options exercisable	7 months 20 days
Stock option 3 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	500,000
Weighted average exercise price of options outstanding | $ / shares	$ 1.00
Weighted average remaining contractual life of options outstanding	2 years 4 months 20 days
Number of options Outstanding and exercisable	500,000
Weighted average exercise price of options exercisable | $ / shares	$ 1.00
Weighted average remaining contractual life of options exercisable	2 years 4 months 20 days
Stock option 4 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	100,000
Weighted average exercise price of options outstanding | $ / shares	$ 1.38
Weighted average remaining contractual life of options outstanding	4 months 20 days
Number of options Outstanding and exercisable	100,000
Weighted average exercise price of options exercisable | $ / shares	$ 1.38
Weighted average remaining contractual life of options exercisable	4 months 20 days
Stock option 5 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	30,000
Weighted average exercise price of options outstanding | $ / shares	$ 1.50
Weighted average remaining contractual life of options outstanding	1 year 4 months 24 days
Number of options Outstanding and exercisable	30,000
Weighted average exercise price of options exercisable | $ / shares	$ 1.50
Weighted average remaining contractual life of options exercisable	1 year 4 months 24 days
Stock option 6 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	550,000
Weighted average exercise price of options outstanding | $ / shares	$ 1.50
Weighted average remaining contractual life of options outstanding	1 year 11 months 1 day
Number of options Outstanding and exercisable	550,000
Weighted average exercise price of options exercisable | $ / shares	$ 1.50
Weighted average remaining contractual life of options exercisable	1 year 11 months 1 day
Stock option 7 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	275,500
Weighted average exercise price of options outstanding | $ / shares	$ 2.00
Weighted average remaining contractual life of options outstanding	2 years 18 days
Number of options Outstanding and exercisable	275,500
Weighted average exercise price of options exercisable | $ / shares	$ 2.00
Weighted average remaining contractual life of options exercisable	2 years 18 days
Stock option 8 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	350,000
Weighted average exercise price of options outstanding | $ / shares	$ 1.35
Weighted average remaining contractual life of options outstanding	2 years 6 months 7 days
Number of options Outstanding and exercisable	350,000
Weighted average exercise price of options exercisable | $ / shares	$ 1.35
Weighted average remaining contractual life of options exercisable	2 years 6 months 7 days